Note 9 - Stock-Based Awards (Details) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended				9 Months Ended	1 Months Ended	28 Months Ended	30 Months Ended	0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Nov. 26, 2013	Sep. 30, 2014	Dec. 31, 2014	Aug. 15, 2013	Aug. 15, 2003	Jul. 26, 2014	Jul. 25, 2014	Jul. 25, 2012
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures						1,096,500		1,019,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				830,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent				100.00%		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period				4 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				(877,764)		2,499,234	[1]	1,158,922	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		1,415,603				1,415,603
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term		6 years		6 years 4 months 24 days		6 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				5 years 6 months		5 years 3 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						5 years 10 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)				$ 0.73	$ 0.68	$ 0.68		$ 0.90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	$ 12,000	$ 319,000		$ 12,000		$ 319,000						$ 12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	10,000	202,000		10,000		202,000						10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value (in Dollars)	12,000	308,000		12,000		308,000						12,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)				5,000		0		25,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%		0.00%
Allocated Share-based Compensation Expense (in Dollars)	195,000		(227,000)	349,000	328,000	694,000		1,469,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)		500,000				500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				3 years 2 months 12 days
Annual Vesting [Member] | Howard Zauberman [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period										300,000
Restricted Stock [Member] | Howard Zauberman [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											4 years
Restricted Stock [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				473,605		1,365,000		40,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				91,450		161,642		174,284
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				3 years								0 years 7 months 6 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options (in Dollars)	500,000	100,000		500,000		100,000						500,000
Employee Stock Option [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition													2 years 6 months
General and Administrative Expense [Member] | Cynthia F. Ansari [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)						289,000
General and Administrative Expense [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	$ 166,000		$ (244,000)	$ 289,000	$ 265,000	$ 577,000	[2]	$ 1,329,000	[2]
2000 Stock Incentive Plan [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	4,500,000	4,500,000		4,500,000		4,500,000						4,500,000
2007 Stock Incentive Plan [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		7,000,000				7,000,000										7,000,000	5,000,000	5,000,000
2003 Director Option Plan [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	450,000	450,000		450,000		450,000						450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures														10,000	10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														10,000	10,000
Cynthia F. Ansari [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						1,125,000
Katherine L. Wolf [Member]
Note 9 - Stock-Based Awards (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						612,458

[1]	Includes cancellation of unvested stock options granted to Vision's former President and Chief Executive Officer, Cynthia F. Ansari (1,125,000 stock options), and Vision's former EVP, Corporate Development and Chief Financial Officer, Katherine L. Wolf (612,458 stock options).
[2]	Reflects reversal of stock-based compensation expense of $289 thousand in fiscal 2014 for the cancellation of unvested stock options granted to Vision's former President and Chief Executive Officer, Cynthia F. Ansari.